Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Scilex Pharmaceuticals, Inc	BDL Products Inc	Virttu Biologics Limited	Common Stock	Common Stock Scilex Pharmaceuticals, Inc	Common Stock BDL Products Inc	Common Stock Virttu Biologics Limited	Treasury Stock	Additional Paid-in Capital	Additional Paid-in Capital Scilex Pharmaceuticals, Inc	Additional Paid-in Capital BDL Products Inc	Additional Paid-in Capital Virttu Biologics Limited	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Noncontrolling Interest	Noncontrolling Interest Scilex Pharmaceuticals, Inc	June 2018 Warrants, Amendment	June 2018 Warrants, Amendment Additional Paid-in Capital
Balance, shares (in shares) at Dec. 31, 2015					37,771,459				0
Balance at Dec. 31, 2015	$ 140,938				$ 4				$ 0	$ 184,898				$ 73,579	$ (113,329)	$ (4,214)
Issuance of common stock with exercise of options (in shares)					204,668
Issuance of common stock with exercise of options	527									524
Issuance of common stock for public placement and investments, net (in shares)					27,598,235
Issuance of common stock for public placement and investments, net	108,301									108,298
Warrants issued in connection with convertible notes																		$ 0
Issuance of common stock upon acquisition (in shares)						754,911
Issuance of common stock upon acquisition		$ 19,061				$ 1					$ 5,368						$ 13,693
Cancellation of stock issuance (in shares)					15,446,417				7,568,182
Cancellation of stock issuance	(50,807)				$ (2)				$ (49,464)	(1,341)
Stock-based compensation	4,741									4,741
Change in unrealized gain on marketable securities	(73,579)													(73,579)
Foreign currency translation adjustment	(118)													(118)
Hercules warrant	1,377									1,377
Net loss	(63,937)														(60,923)	(3,014)
Balance, shares (in shares) at Dec. 31, 2016					50,882,856				7,568,182
Balance at Dec. 31, 2016	86,502				$ 6				$ (49,464)	303,865				(118)	(174,252)	6,465
Scilex acquisition adjustments	(2,027)									(627)						(1,400)
Issuance of common stock for public placement and investments, net (in shares)					30,468,700
Issuance of common stock for public placement and investments, net	57,928									57,925
Beneficial conversion feature recorded on convertible notes	32,062									32,062
Warrants issued in connection with convertible notes	12,669									12,669								0
Issuance of common stock upon acquisition (in shares)					1,552,011
Issuance of common stock upon acquisition	3,055									3,055
Stock-based compensation	4,952									4,952
Change in unrealized gain on marketable securities	0
Foreign currency translation adjustment	360													360
Net loss	$ 11,109														9,132	1,977
Balance, shares (in shares) at Dec. 31, 2017	82,903,567				82,903,567				7,568,182
Balance at Dec. 31, 2017	$ 206,610				$ 9				$ (49,464)	413,901				242	(165,120)	7,042
Adoption impact of ASC 606	910														910
Issuance of common stock with exercise of options (in shares)					57,690
Issuance of common stock with exercise of options	211									211
Issuance of common stock for public placement and investments, net (in shares)					13,793,997
Issuance of common stock for public placement and investments, net	83,610				$ 2					83,608
Beneficial conversion feature recorded on convertible notes	12,006									12,006
Warrants issued in connection with convertible notes	9,646									9,646								$ 1,916	$ 1,916
Issuance of common stock upon acquisition (in shares)						1,381,346	309,916	1,795,011
Issuance of common stock upon acquisition		$ 13,744	$ 2,340	$ 11,308							$ 13,744	$ 2,340	$ 11,308
Issuance of common stock for conversion of notes payable (in shares)					22,038,565
Issuance of common stock related to conversion of notes payable	50,000				$ 2					49,998
Warrants issued in connection with Term Loan Agreement	21,746									21,746
Stock-based compensation	6,206									6,234						(28)
Change in unrealized gain on marketable securities	0
Foreign currency translation adjustment	(227)													(227)
Net loss	$ (212,526)														(203,540)	(8,986)
Balance, shares (in shares) at Dec. 31, 2018	122,280,092				122,280,092				7,568,182
Balance at Dec. 31, 2018	$ 207,500				$ 13				$ (49,464)	$ 626,658				$ 15	$ (367,750)	$ (1,972)